Nature of Operations and Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 07, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	May 03, 2016	Dec. 31, 2014	Dec. 08, 2014	Aug. 05, 2014	Dec. 31, 2013
Nature Of Operations [Line Items]
Date of LLC formation						Aug. 02, 2006	Aug. 02, 2006
Additional paid-in capital			$ 324,525			$ 386,437	$ 324,525		$ 292,958
Number of Shares issued							6,923,076
Date of dissolution	Mar. 07, 2016
Cancellation of common stock shares held						40,486,000
DELAWARE
Nature Of Operations [Line Items]
Date of incorporation						May 03, 2016
State of incorporation						Delaware
FLORIDA
Nature Of Operations [Line Items]
Date of incorporation						May 09, 2014
State of incorporation						Florida
Common Stock Warrant [Member]
Nature Of Operations [Line Items]
Warrant exercisable price									$ 0.013			$ 0.013
Series AB Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of preferred stock converted to common								0.23856
Number of Shares issued		4,655,430	2,009,631	2,215,462	2,614,767
Series C Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of shares distributed	6,923,076
Capital Royalty Partners [Member] | Common Stock Warrant [Member]
Nature Of Operations [Line Items]
Warrants issued to purchase common sock canceled			3,588,870				3,588,870
Capital Royalty Partners [Member] | Series D Warrants Series D Preferred Shares [Member]
Nature Of Operations [Line Items]
Warrants issued to purchase stock										24,526	152,821
Warrant exercisable price										$ 0.013	$ 0.013
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of Shares issued							4,093,596
Restatement Adjustment [Member]
Nature Of Operations [Line Items]
Additional paid-in capital												$ 245,553